Schedule of short term borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total	$ 8,131	$ 5,739
Beijing Zhongguancun Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,740	5,520
Changsha Rural Commercial Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	148	179
China Construction Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	35	40
China Limited Beijing Jiulongshan Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	712
China CITIC Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	784
Bank Of China Limited Beijing Communication Technology Development Zone Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 712